Fair Value Measurements - Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current investments, carrying value	₨ 7,041	$ 108	₨ 6,631
Fixed Rate Bank of Mauritius Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current investments, carrying value	7,041		6,631
Non-current investments, fair value	₨ 7,088	$ 109	₨ 6,865	$ 106